Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	June 30, 2025	December 31, 2024
Machinery and Equipment	5 to 20	$3,405,942	$3,478,062
Leasehold Improvements	Lease term	6,930,585	6,930,585
Computer and Office Equipment	3 to 10	2,452,774	2,460,632
Vehicles	5	274,559	274,559
Construction in Progress	N/A	84,954	84,957
Total Property and Equipment		13,148,814	13,228,795
Less: Accumulated Depreciation		(8,315,839)	(7,779,383)
Property and Equipment, net of Accumulated Depreciation		$4,832,975	$5,449,412

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	December 31, 2024	December 31, 2023
Machinery and Equipment	5 to 20	$3,478,062	$3,469,204
Leasehold Improvements	Lease term	6,930,585	7,378,639
Computer and Office Equipment	3 to 10	2,460,632	2,492,310
Vehicles	5	274,559	248,304
Construction in Progress	N/A	84,957	11,500
Total Property and Equipment		13,228,795	13,599,957
Less: Accumulated Depreciation		(7,779,383)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation		$5,449,412	$6,428,112